Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) per Common Share (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								6 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Numerator:
Net (loss) income	$ (2,738)	$ (1,376)	$ (1,192)	$ (766)	$ 45,033	$ 5,919	$ 142	$ (109)	$ (1,958)	$ 33	$ (3,334)	$ 5,952	$ (6,072)	$ 50,985	$ 24,098
Denominator:
Basic and Diluted		22,348,201	21,093,384			20,590,596	20,590,596		20,843,379	20,590,596	21,350,498	20,590,596	21,601,974	20,590,596	20,590,596
Net (loss) income per common share:
Basic and Diluted	$ (0.12)	$ (0.06)	$ (0.06)	$ (0.04)	$ 2.19	$ 0.29	$ 0.00	$ (0.01)	$ (0.09)	$ 0.00	$ (0.16)	$ 0.29	$ (0.28)	$ 2.48	$ 1.17